CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributed to Magic Software Enterprises shareholders	$ 15,044	$ 9,375	$ 6,176
Adjustments to reconcile net income from operations to net cash provided by operating activities:
Depreciation and amortization	5,040	4,566	4,560
Accrued severance pay, net	143	11	(20)
Loss (gain) on sale of property and equipment	10	0	(2,249)
Stock-based compensation expenses	633	300	130
Amortization of marketable securities premium, accretion of discount and other than temporary losses, net	(14)	(17)	57
Loss on sale and maturity of marketable securities	0	3	3
Non-controlling interest in earnings of subsidiaries	222	0	0
Gain on sale of subsidiary's operation	(136)	(146)	(105)
Decrease (increase) in trade receivables, net	(5,405)	(198)	1,368
Decrease (Increase) in other long term and short term accounts receivable and prepaid expenses	(1,753)	241	747
Increase (decrease) in trade payables	446	26	(363)
Increase (decrease) in accrued expenses and other accounts payable	1,065	(115)	(1,281)
Increase (decrease) in deferred revenues	1,593	(85)	(433)
Deferred income taxes, net	(1,650)	436	(1,056)
Net cash provided by operating activities	15,238	14,397	7,534
Cash flows from investing activities:
Capitalized software development costs	(5,222)	(3,595)	(3,128)
Purchase of property and equipment	(497)	(583)	(580)
cash paid in conjunction with acquisitions, net of acquired cash	(23,640)	(10,225)	0
Proceeds from sale of subsidiary's operation	136	146	105
Proceeds from sale of property and equipment	0	414	5,277
Proceeds from sale of marketable securities	0	361	107
Proceeds from maturity of marketable securities	1,557	830	1,400
Investment in marketable securities	0	(393)	(1,604)
Prepayment on investment	0	(1,160)	0
Proceeds from short-term bank deposits	21,974	15,077	24,191
Proceeds from returns of loans to employees and other deposits ,net	17	28	0
Investment in short-term bank deposit	(24,153)	(1,291)	(36,144)
Net cash used in investing activities	(29,828)	(391)	(10,376)
Cash flows from financing activities:
Proceeds from exercise of options by employees	875	1,339	58
Issuance (expense on issuance) of ordinary shares	(21)	20,290	0
Dividend paid	0	(15,974)
Short-term credit, net	20	(717)	(2)
Purchase of non-controlling interest	(1,377)	0	0
Repayment of long-term loans	0	(23)	(118)
Net cash provided by (used in) financing activities	(503)	4,915	(62)
Effect of exchange rate changes on cash and cash equivalents	143	390	(55)
Increase (decrease) in cash and cash equivalents	(14,950)	19,311	(2,959)
Cash and cash equivalents at the beginning of the year	43,661	24,350	27,309
Cash and cash equivalents at end of the year	28,711	43,661	24,350
Supplementary information on investing and financing activities not involving cash flows:
Payable on account of dividend	0	0	15,974
Deferred payment	0	4,645	0
Contingent payment	750	414	0
Receivables from sale of property	0	0	450
Supplemental disclosure of cash flow activities:
Income taxes	1,015	709	873
Interest	$ 8	$ 131	$ 3